Subsequent Events	6 Months Ended
Jul. 31, 2012
Subsequent Events
Subsequent Events

17. Subsequent Events

Subsequent events evaluated through April 20, 2012

        On April 9, 2012, the Company entered into an agreement for the purchase of all of the equity interests of MGHC Holding Corporation for approximately $44 million in cash, subject to customary purchase-price adjustments. The Company expects that the transaction, which remains subject to customary closing conditions, will be completed during its second fiscal quarter ending July 31, 2012. The Company expects to fund the majority of the purchase price from cash reserves.

Subsequent events occurring after April 20, 2012 and through September 12, 2012

        On May 2, 2012, as further described in Note 2, the Company completed the acquisition of all of the equity interests of MGHC Holding Corporation.

        On August 28, 2012, the Company paid off the outstanding revolver borrowings on the 2007 Senior Credit Facility of $5.0 million. At September 7, 2012, there were standby letters of credit outstanding in the amount of $1.0 million and additional borrowings available of $34.0 million.

        On September 4, 2012, the Company entered into an agreement to acquire the leasehold interests, store assets, distribution center assets and related inventories, and assume certain liabilities, of Mattress Xpress, Inc. and Mattress Xpress of Georgia, Inc. (collectively, "Mattress Xpress") relating to the operation of 35 mattress specialty stores located in Florida and Georgia for a total purchase price of approximately $15.8 million, subject to customary adjustments. Under the terms of the purchase agreement, Mattress Xpress will provide unsecured financing to the Company in the amount of approximately $7.8 million in connection with the purchase, which will be payable over a term of one year in quarterly installments, including interest at 8%. The closing of the purchase is expected to occur in the third fiscal quarter of 2012 and remains subject to the prior satisfaction of customary closing conditions. The Company intends to rebrand the stores as Mattress Firm subsequent to the closing of the transaction.